SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables) - Vimeo Inc.	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
The Company and Summary of Significant Accounting Policies [Line Items]
Schedule of Changes in Allowance for Credit Losses
The following table presents the changes in the allowance for credit losses for the three months ended March 31, 2021 and 2020, respectively:

	2021	2020
	(In thousands)
Balance at January 1	$476	$273
Current period provision for credit losses	82	824
Write-offs charged against the allowance	(58)	(251)
Balance at March 31	$500	$846

The following table presents the changes in the allowance for credit losses for the year ended December 31, 2020:

Year Ended
December 31, 2020
(In thousands)
Balance at January 1	$273
Current period provision for credit losses	1,834
Write-offs charged against the allowance	(1,645)
Recoveries collected	14
Balance at December 31	$476

Summary of estimated useful lives of leasehold improvements and equipment

Asset Category	Estimated Useful Lives
Leasehold improvements	7 Years
Office, computer and other equipment	2 to 10 Years

	December 31,
	2019	2020
	(In thousands)
Leasehold improvements	$3,033	$3,276
Computer and other equipment	1,213	757
Total leasehold improvements and equipment	4,246	4,033
Accumulated depreciation and amortization	(1,249)	(712)
Leasehold improvements and equipment, net	$2,997	$3,321